CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 30.9%
Communications - 1.1%
CommScope Technologies LLC, 6.00%, 6/15/25 (1)	755,000	685,162
CommScope, Inc., 8.25%, 3/1/27 (1)(2)	520,000	508,138
Symantec Corp., 5.00%, 4/15/25 (1)	875,000	885,317
		2,078,617

Consumer, Cyclical - 7.3%
American Airlines Group, Inc., 5.50%, 10/1/19 (1)	700,000	700,000
American Airlines Pass-Through Trust:
5.25%, 7/15/25	120,291	128,144
5.60%, 1/15/22 (1)	2,662,529	2,708,591
5.625%, 7/15/22 (1)	973,469	996,151
Azul Investments LLP, 5.875%, 10/26/24 (1)	965,000	966,206
Ford Motor Credit Co. LLC:
2.922%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (3)	1,675,000	1,672,265
3.22%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (3)	466,000	458,209
3.311%, (3 mo. USD LIBOR + 1.00%), 1/9/20 (3)	455,000	455,070
4.542%, 8/1/26	300,000	300,291
Lennar Corp., 4.50%, 11/15/19	1,400,000	1,401,750
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	520,000	536,472
Nordstrom, Inc., 5.00%, 1/15/44	1,130,000	1,054,373
WestJet Airlines Ltd., 3.50%, 6/16/21 (1)	955,000	971,407
Wyndham Destinations, Inc.:
5.40%, 4/1/24	293,000	310,580
5.75%, 4/1/27	887,000	961,286
		13,620,795

Consumer, Non-cyclical - 2.0%
Becton Dickinson and Co., 2.979%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (3)	2,150,000	2,150,757
Conagra Brands, Inc.:
2.811%, (3 mo. USD LIBOR + 0.50%), 10/9/20 (3)	780,000	780,054
3.028%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (3)	278,000	278,060
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	520,000	547,651
		3,756,522

Energy - 1.5%
Oceaneering International, Inc., 4.65%, 11/15/24	1,392,000	1,315,440
TerraForm Power Operating LLC, 6.625%, 6/15/25 (1)	1,418,000	1,501,676
		2,817,116

Financial - 12.5%
Ally Financial, Inc., 4.125%, 3/30/20	3,020,000	3,046,425
Banco Santander SA, 3.238%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (3)	1,165,000	1,166,000
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33 (1)(4)	965,000	922,781

Capital One Financial Corp., 2.986%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (3)	2,550,000	2,542,727
Capital One NA, 3.007%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (3)	520,000	521,683
CBL & Associates LP, 5.25%, 12/1/23	596,000	416,962
Citigroup, Inc.:
3.233%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (3)	1,150,000	1,154,957
5.80% to 11/15/19 (4)(5)	1,465,000	1,467,930
6.125% to 11/15/20 (4)(5)	620,000	637,577
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34 (1)(4)	473,000	474,300
Credit Acceptance Corp.:
6.125%, 2/15/21	1,430,000	1,436,256
7.375%, 3/15/23	80,000	83,200
Discover Bank, 4.682% to 8/9/23, 8/9/28 (4)	800,000	837,116
Goldman Sachs Group, Inc. (The), 3.283%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (3)	1,925,000	1,934,311
Iron Mountain, Inc.:
4.375%, 6/1/21 (1)	177,000	179,250
4.875%, 9/15/29 (1)	229,000	233,076
5.25%, 3/15/28 (1)	47,000	48,820
Newmark Group, Inc., 6.125%, 11/15/23	457,000	496,132
Radian Group, Inc., 4.875%, 3/15/27	1,300,000	1,319,500
SBA Tower Trust, 2.836%, 1/15/25 (1)	840,000	842,320
Synchrony Financial:
3.517%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (3)	720,000	721,582
3.95%, 12/1/27	382,000	392,016
4.25%, 8/15/24	1,201,000	1,267,939
4.50%, 7/23/25	852,000	910,048
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29 (4)	313,000	332,171
		23,385,079

Industrial - 2.8%
JSL Europe SA, 7.75%, 7/26/24 (1)	895,000	964,389
nVent Finance S.a.r.l., 4.55%, 4/15/28	600,000	627,292
Owens Corning, 4.30%, 7/15/47	1,276,000	1,161,766
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	1,608,719	1,614,108
Wabtec Corp.:
3.419%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (3)	508,000	508,018
4.95%, 9/15/28	375,000	414,180
		5,289,753

Technology - 3.7%
DXC Technology Co., 3.082%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (3)	3,624,000	3,622,934
EMC Corp., 2.65%, 6/1/20	108,000	108,051
Hewlett Packard Enterprise Co., 3.009%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (3)	325,000	325,031
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (1)	560,000	586,924
Seagate HDD Cayman, 5.75%, 12/1/34	1,170,000	1,193,095
Western Digital Corp., 4.75%, 2/15/26 (2)	1,076,000	1,109,625
		6,945,660

Total Corporate Bonds (Cost $56,945,285)		57,893,542

ASSET-BACKED SECURITIES - 30.5%

Automobile - 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class B, 3.29%, 2/20/21 (1)	458,333	458,778
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.94%, 10/15/24 (1)	1,334,966	1,336,308
		1,795,086

Clean Energy - 1.7%
Helios Issuer LLC, Series 2017-1A, Class C, 8.00%, 9/20/49 (1)	1,536,569	1,597,633
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	15,810	15,820
SolarCity LMC Series II LLC, Series 2014-1, Class A, 4.59%, 4/20/44 (1)	582,557	595,488
SolarCity LMC Series III LLC:
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	622,979	629,356
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	258,200	258,864
		3,097,161

Consumer Loan - 16.1%
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23 (1)	1,650,000	1,659,497
Series 2018-A, Class C, 4.79%, 5/15/24 (1)	2,540,000	2,573,429
Series 2019-A, Class A, 3.48%, 7/15/22 (1)	205,519	206,303
Series 2019-B, Class A, 2.72%, 10/15/26 (1)	1,045,000	1,046,124
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (1)	70,921	70,966
Conn's Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (1)	565,898	566,437
Series 2018-A, Class A, 3.25%, 1/15/23 (1)	54,847	55,051
Series 2018-A, Class B, 4.65%, 1/15/23 (1)	299,433	301,401
Series 2019-A, Class A, 3.40%, 10/16/23 (1)	253,153	255,068
Series 2019-A, Class B, 4.36%, 10/16/23 (1)	2,602,000	2,631,210
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2, Class C, 4.87%, 1/16/24 (1)	699,220	703,420
Series 2017-P2, Class A, 2.61%, 1/15/24 (1)	40,712	40,724
Series 2017-P2, Class B, 3.56%, 1/15/24 (1)	2,375,000	2,383,378
Series 2019-P1, Class A, 2.94%, 7/15/26 (1)	271,570	272,778
Series 2019-P2, Class A, 2.47%, 10/15/26 (1)	300,000	299,724
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (1)	182,340	182,562
Series 2017-2A, Class B, 3.19%, 7/15/24 (1)	751,738	752,286
Series 2018-1A, Class A, 2.61%, 3/15/28 (1)	55,889	55,899
Series 2018-3A, Class C, 4.63%, 9/15/28 (1)	815,000	838,669
OneMain Financial Issuance Trust, Series 2016-1A, Class B, 4.57%, 2/20/29 (1)	2,600,000	2,627,480
Oportun Funding VIII LLC:
Series 2018-A, Class A, 3.61%, 3/8/24 (1)	500,000	505,675
Series 2018-A, Class B, 4.45%, 3/8/24 (1)	620,000	629,163
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (1)	1,593,700	1,611,063
Series 2017-2A, Class C, 5.37%, 9/15/23 (1)	1,556,854	1,572,638
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	651,553	651,767
Series 2018-1A, Class C, 4.87%, 6/17/24 (1)	750,000	760,152

Series 2018-2A, Class B, 3.96%, 10/15/24 (1)	4,640,000	4,690,659
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (1)	1,503,454	1,520,643
Springleaf Funding Trust:
Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	285,728	285,797
Series 2016-AA, Class B, 3.80%, 11/15/29 (1)	490,000	490,932
		30,240,895

Other - 3.1%
ExteNet LLC, Series 2019-1A, Class B, 4.14%, 7/26/49 (1)	435,000	439,405
Horizon Aircraft Finance II Ltd.:
Series 2019-1, Class B, 4.703%, 7/15/39 (1)	650,801	652,912
Series 2019-1, Class C, 6.90%, 7/15/39 (1)	676,845	691,340
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	200,000	209,062
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (1)	1,874,004	1,966,427
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	865,182	901,142
Series 2017-A, Class C, 4.50%, 5/17/32 (1)	436,341	426,414
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188%, 7/15/44 (1)	494,588	500,514
		5,787,216

Small Business Loan - 0.5%
Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (1)	1,020,000	1,018,938

Single-Family Rental - 2.4%
Invitation Homes Trust:
Series 2017-SFR2, Class D, 3.825%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(3)	353,000	353,863
Series 2018-SFR2, Class D, 3.478%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(3)	1,750,000	1,743,617
Series 2018-SFR3, Class D, 3.675%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(3)	1,540,000	1,542,596
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (1)	860,000	862,171
		4,502,247

Student Loan - 0.0% (7)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (1)	12,963	12,989

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32 (1)	127,692	127,831

Whole Business - 5.6%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (1)	474,273	492,964
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	1,070,363	1,103,526
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	981,750	1,011,521
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	873,000	922,269
Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	393,025	412,730
Series 2019-2A, Class A2, 3.981%, 10/20/49 (1)	865,000	874,428
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	1,432,038	1,442,448
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	78,200	81,790
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	430,650	437,381
Jack in the Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (1)	515,000	524,347

Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (1)	742,500	761,031
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (1)	702,900	737,866
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49 (1)(8)	1,608,000	1,626,892
		10,429,193

Total Asset-Backed Securities (Cost $56,469,181)		57,011,556

U.S. TREASURY OBLIGATIONS - 12.9%
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23 (9)	1,766,208	1,781,940
0.75%, 7/15/28 (9)	6,947,010	7,307,601
U.S. Treasury Note, 1.375%, 1/15/20	15,105,000	15,082,874

Total U.S. Treasury Obligations (Cost $23,900,465)		24,172,415

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.0%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 8.318%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(3)	291,206	292,366
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.268%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (3)	1,000,000	1,050,613
Series 2015-HQA2, Class B, 12.518%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (3)	323,544	429,133
Series 2015-HQA2, Class M2, 4.818%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (3)	429,542	434,050
Series 2017-DNA3, Class M2, 4.518%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (3)	1,898,000	1,942,425
Series 2018-DNA1, Class M1, 2.468%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (3)	707,585	706,705
Series 2018-HQA1, Class M2, 4.318%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (3)	1,525,000	1,543,133
Series 2019-DNA2, Class M1, 2.818%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (1)(3)	345,186	345,617
Series 2019-DNA2, Class M2, 4.468%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(3)	1,128,000	1,141,026
Series 2019-DNA3, Class M2, 4.068%, (1 mo. USD LIBOR + 2.05%), 7/25/49 (1)(3)	627,000	627,783
Series 2019-HQA3, Class B1, 5.057%, (1 mo. USD LIBOR + 3.00%), 9/25/49 (1)(3)	118,000	118,147
Series 2019-HQA3, Class M2, 3.907%, (1 mo. USD LIBOR + 1.85%), 9/25/49 (1)(3)	185,000	185,231
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 5.018%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (3)	1,288,741	1,360,713
Series 2014-C04, Class 1M2, 6.918%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (3)	1,426,458	1,561,565
Series 2017-C05, Class 1M1, 2.568%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (3)	1,262,687	1,263,742
Series 2019-R05, Class 1B1, 6.118%, (1 mo. USD LIBOR + 4.10%), 7/25/39 (1)(3)	218,750	224,356
Series 2019-R05, Class 1M1, 2.768%, (1 mo. USD LIBOR + 0.75%), 7/25/39 (1)(3)	277,140	277,795
Series 2019-R05, Class 1M2, 4.018%, (1 mo. USD LIBOR + 2.00%), 7/25/39 (1)(3)	695,313	697,932
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (1)(6)	690,000	698,361

Total Collateralized Mortgage-Backed Obligations (Cost $14,666,954)		14,900,693

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Citigroup Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 3.128%, (1 mo. USD LIBOR + 1.10%), 7/15/30 (1)(3)	1,657,830	1,646,657
Series 2017-MDRC, Class C, 3.328%, (1 mo. USD LIBOR + 1.30%), 7/15/30 (1)(3)	500,000	497,952
Series 2017-MDRC, Class D, 4.278%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (1)(3)	2,175,000	2,173,383
JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2014-DSTY, Class A, 3.429%, 6/10/27 (1)	1,000,000	1,006,133
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	500,000	497,817
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 4.128%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (1)(3)	2,225,000	2,228,621
Series 2019-BPR, Class C, 5.078%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (1)(3)	960,000	963,882
Motel 6 Trust:
Series 2017-MTL6, Class B, 3.218%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (1)(3)	1,029,571	1,030,983
Series 2017-MTL6, Class D, 4.178%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(3)	340,389	341,737
Series 2017-MTL6, Class E, 5.278%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(3)	382,412	385,799
RETL Trust, Series 2019-RVP, Class B, 3.578%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(3)	3,125,000	3,134,513

Total Commercial Mortgage-Backed Securities (Cost $13,850,084)		13,907,477

CONVERTIBLE BONDS - 0.7%

Technology - 0.7%
Rovi Corp., 0.50%, 3/1/20	1,355,000	1,335,556

Total Convertible Bonds (Cost $1,333,715)		1,335,556

FLOATING RATE LOANS (10) - 2.8%

Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.294%, (1 mo. USD LIBOR + 3.25%), 8/21/25	346,500	348,014

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 3/1/24	483,049	481,351

Cable and Satellite Television - 0.1%
Ziggo Secured Finance Partnership, Term Loan, 4.528%, (1 mo. USD LIBOR + 2.50%), 4/15/25	280,000	279,825

Cosmetics/Toiletries - 0.1%
Prestige Brands, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 1/26/24	103,678	103,989

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 8/18/22	511,979	513,067

Electronics/Electrical - 0.8%
Go Daddy Operating Company, LLC, Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 2/15/24	97,268	97,544
Infor (US), Inc., Term Loan, 4.854%, (3 mo. USD LIBOR + 2.75%), 2/1/22	516,427	517,654
MA FinanceCo., LLC, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 6/21/24	61,916	61,297
Seattle Spinco, Inc., Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 6/21/24	418,133	413,777
SolarWinds Holdings, Inc., Term Loan, 4.794%, (1 mo. USD LIBOR + 2.75%), 2/5/24	158,788	159,163
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.294%, (1 mo. USD LIBOR + 2.25%), 4/16/25	135,430	136,163
SS&C Technologies, Inc., Term Loan, 4.294%, (1 mo. USD LIBOR + 2.25%), 4/16/25	209,060	210,192
		1,595,790

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.794%, (1 mo. USD LIBOR + 1.75%), 1/15/25	316,233	317,972

Industrial Equipment - 0.1%
Rexnord, LLC, Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 8/21/24	99,688	100,387

Insurance - 0.3%
Asurion, LLC, Term Loan, 5.044%, (1 mo. USD LIBOR + 3.00%), 11/3/23	503,400	505,865

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 5/23/25	138,947	138,918

Lodging and Casinos - 0.0% (7)
ESH Hospitality, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 9/18/26	80,635	81,105

Telecommunications - 0.4%
Level 3 Financing, Inc., Term Loan, 4.294%, (1 mo. USD LIBOR + 2.25%), 2/22/24	210,000	210,613
Sprint Communications, Inc., Term Loan, 4.563%, (1 mo. USD LIBOR + 2.50%), 2/2/24	523,291	520,151
		730,764

Total Floating Rate Loans (Cost $5,183,873)		5,197,047

COMMERCIAL PAPER - 4.1%
Jabil, Inc., 2.641%, 11/20/19 (1)(11)	2,055,000	2,047,608
Smithfield Foods, Inc., 2.52%, 10/30/19 (1)(11)	5,660,000	5,648,692

Total Commercial Paper (Cost $7,696,300)		7,696,300

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	1,120,913	1,120,913

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,120,913)		1,120,913

TOTAL INVESTMENTS (Cost $181,166,770) - 97.9%		183,235,499
Other assets and liabilities, net - 2.1%		4,012,846
NET ASSETS - 100.0%		187,248,345

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $97,946,106, which represents 52.3% of the net assets of the Fund as of September 30, 2019.

(2) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $1,600,556 and the total market value of the collateral received by the Fund was $1,636,198, comprised of cash of $1,120,913 and U.S. government and/or agencies securities of $515,285.

(3) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2019.
(4) Security converts to variable rate after the indicated fixed-rate coupon period.
(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Step coupon security. The interest rate disclosed is that which is in effect on September 30, 2019.
(7) Amount is less than 0.05%.
(8) When-issued security.
(9) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(10) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at September 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(11) Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At September 30, 2019, the aggregate value of these securities is $7,696,300, representing 4.1% of the Fund’s net assets.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 5-Year Treasury Note	30	12/31/19	$3,574,453	($19,505)
Short:
U.S. 2-Year Treasury Note	(23)	12/31/19	($4,956,500)	$11,462
U.S. Long Treasury Bond	(8)	12/19/19	(1,298,500)	15,922
U.S. Ultra 10-Year Treasury Note	(31)	12/19/19	(4,414,594)	48,545
U.S. Ultra-Long Treasury Bond	(17)	12/19/19	(3,262,406)	55,749
Total Short				$131,678

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $131,678 and $19,505, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$57,893,542	$—	$57,893,542
Asset-Backed Securities	—	57,011,556	—	57,011,556
U.S. Treasury Obligations	—	24,172,415	—	24,172,415
Collateralized Mortgage-Backed Obligations	—	14,900,693	—	14,900,693
Commercial Mortgage-Backed Securities	—	13,907,477	—	13,907,477
Convertible Bonds	—	1,335,556	—	1,335,556
Floating Rate Loans	—	5,197,047	—	5,197,047
Commercial Paper	—	7,696,300	—	7,696,300
Short Term Investment of Cash Collateral for Securities Loaned	1,120,913	—	—	1,120,913
Total Investments	$1,120,913	$182,114,586	$—	$183,235,499
Futures Contracts	$131,678	$—	$—	$131,678
Total	$1,252,591	$182,114,586	$—	$183,367,177

Liabilities
Futures Contracts	$(19,505)	$—	$—	$(19,505)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.